Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

May 5, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.
Securities Act File No. 033-75644
Investment Company Act File No. 811-08372

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 25 to the Company’s Registration Statement under the 1933 Act and Amendment No. 25 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to make certain changes to the prospectus and statement of additional information (the “SAI”) for the Company’s Social Awareness Stock Portfolio (the “New Fund”) that were filed in Post-Effective Amendment No. 24 on April 13, 2005. The substantive changes are as follows:

Prospectus

1.	The presentation of fees and expenses has been conformed to the presentation of the New Fund’s fees and expenses in Pre-Effective Amendment No. 1 to the Company’s Form N-14 filed on May 3, 2005.

SAI

1.	The disclosure regarding the New Fund’s policies and procedures for disclosure of portfolio holdings has been amended to conform to the most recent version of that disclosure for the other Citigroup-affiliated funds.
2.	The disclosure regarding other accounts managed by the New Fund’s portfolio manager has been completed.
3.	Disclosure of the rate of fees paid under the Investment Advisory and Administration Agreements has been added.

In addition, forms of the Investment Advisory and Administration Agreements for the New Fund are being filed as exhibits to the Amendment.

The Company intends to file a subsequent post-effective amendment that will include disclosure regarding the Company Board’s consideration of the proposed investment advisory agreement. That amendment will include as exhibits the opinions of counsel regarding the legality of shares to be issued by the New Fund and the consent of the New Fund’s independent registered public accounting firm. The Company will request that the subsequent amendment and the Form N-14 regarding the proposed reorganization of the Social Awareness Stock Portfolio of The Travelers Series Trust into the New Fund be declared effective on the same day, so that the Prospectus/Proxy Statement for the reorganization can be accompanied by an effective prospectus for the New Fund.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harry Eisenstein, Division of Investment Management, SEC
Burton M. Leibert, Willkie Farr & Gallagher LLP
Marc De Oliveira, Citigroup Asset Management